Earnout Liability (Details) - Schedule of Fair Value of the Earnout Liability	Jun. 30, 2024
Discount Rate [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	21.3
Expected Term [Member] | Minimum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	1.5
Expected Term [Member] | Maximum [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	2
Expected Volatility [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	56.72
Risk-Free Interest Rate [Member]
Schedule of Fair Value of the Earnout Liability [Line Items]
Earnout liability key assumptions	4.9